SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Computation of basic and diluted earnings (loss) per share (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Numerator:
Net income (loss) attributable to ordinary shareholders	$ (7,780,620)	$ 1,076,693	$ 3,152,868
Denominator:
Weighted-average number of ordinary shares outstanding - basic	35,750,000	35,750,000	34,089,286
Outstanding warrants	300,000	300,000
Weighted-average number of ordinary shares outstanding - diluted	35,750,000	35,750,000	34,089,286
Earnings per share - basic	$ (0.22)	$ 0.03	$ 0.09
Earnings per share - diluted	$ (0.22)	$ 0.03	$ 0.09
Underwriter warrants considered in diluted EPS calculation using treasury stock method	300,000	300,000	300,000
Diluted shares	0	0	0